STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
The Company recorded stock-based compensation related to stock options and restricted stock units (RSUs) issued under the Company’s 2018 Equity Incentive Plan (2018 Plan) in the following expense categories of its accompanying statements of operations for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31,
	2022	2021
Research and development	$(202)	$83
General and administrative	301	543
Total	$99	$626
Stock Options
The Company has granted stock options to purchase its common stock to employees and consultants under the 2018 Plan, under which the Company may issue stock options, restricted stock and other equity-based awards. The Company has also granted certain stock options outside of the 2018 Plan. Stock options granted by the Company generally have a contractual life of up to 10 years.
The Company measures equity-based awards granted to employees, and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period, which is the vesting period for certain performance-based awards. The Company records expense for performance-based awards if it concludes that it is probable that the performance condition will be achieved. During the year ended December 31, 2022, the Company reversed stock based compensation related to performance awards with performance conditions deemed not probable of achievement.
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	708,490	$3.60	8.64
Granted	204,500	$5.22
Exercised	—	—
Forfeited	(218,750)	4.06
Outstanding at December 31, 2022	694,240	$3.94	8.05
Exercisable at December 31, 2022	338,490	$3.38	7.60
Vested and expected to vest at December 31, 2022	605,178	$3.91	8.12
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2022	2021
Volatility	90.39%	83.78%
Expected term in years	5.98	5.85
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.00%	1.01%
Fair value of common stock on grant date	$3.86	$4.00
As of December 31, 2022, all of the outstanding and exercisable stock options were out of the money and therefore had no intrinsic value. At December 31, 2022, the unrecognized compensation cost related to unvested stock options expected to vest was $753. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 2.64 years.
Restricted Stock Units
The Company has issued performance-based and time-based RSUs. Vesting of the performance-based RSUs is subject to the achievement of certain milestones.
The following table summarizes the activity related to RSUs granted to employees for the year ended December 31, 2022:

Shares
Outstanding at December 31, 2021	—
Granted	188,023
Vested and settled	(9,406)
Expired/forfeited/canceled	(178,517)
Outstanding at December 31, 2022	—
During the year ended December 31, 2022, the Company granted 188,023 RSUs at a weighted average grant date fair value of $0.5683, of which 150,000 were performance-based RSUs and 38,023 were time-based RSUs. In December 2022, all unvested RSUs were canceled. Upon cancellation, fifty percent of the milestones associated with the performance-based RSUs were deemed probable of achievement and the Company recognized $42 of stock-based compensation expense during the year ended December 31, 2022. Upon cancellation, compensation expense related to time-based RSUs was accelerated and $24 of expense was recognized for the year ended December 31, 2022. No RSUs were outstanding as of December 31, 2022.